Annual Operating Expenses {- Fidelity Managed Retirement 2015 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-11 - Fidelity Managed Retirement 2015 Fund	Sep. 29, 2020
Fidelity Advisor Managed Retirement 2015 Fund-Class A
Operating Expenses:
Management fee	0.47%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.72%
Fidelity Advisor Managed Retirement 2015 Fund-Class I
Operating Expenses:
Management fee	0.47%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.47%